Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Subordinated Liabilities [Abstract]
325m Sterling Preference Shares	£ 344	£ 344
175m Fixed/Floating Rate Tier One Preferred Income Capital Securities	2	2
Undated subordinated liabilities	584	768
Dated subordinated liabilities	2,863	3,189
Subordinated liabilities	£ 3,793	£ 4,303